UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

COMMON STOCKS (100.1%)	Shares	Value
CONSUMER DISCRETIONARY (17.6%)
CBS Corp. Cl. B	43,890	$2,068,536
Mohawk Industries, Inc.*	16,920	3,204,479
NIKE, Inc. Cl. B	44,440	2,777,500
Royal Caribbean Cruises Ltd.^	27,420	2,775,178
Starbucks Corp.	61,950	3,718,859
The Home Depot, Inc.	32,500	4,298,125
The Priceline Group, Inc.*	2,390	3,047,130
The Walt Disney Co.	34,640	3,639,971
Time Warner, Inc.	37,380	2,417,365
Ulta Salon Cosmetics & Fragrance, Inc.*	14,520	2,686,200
V.F. Corp.	61,180	3,808,455
Total Consumer Discretionary		34,441,798

CONSUMER STAPLES (10.4%)
Church & Dwight Co., Inc.	43,638	3,703,993
Constellation Brands, Inc. Cl. A	18,540	2,640,838
Costco Wholesale Corp.	22,225	3,589,337
CVS Health Corp.	46,030	4,500,353
Monster Beverage Corp.*	22,170	3,302,443
The Estee Lauder Companies, Inc. Cl. A	29,344	2,584,033
Total Consumer Staples		20,320,997

ENERGY (4.8%)
Anadarko Petroleum Corp.	38,750	1,882,475
EOG Resources, Inc.	53,490	3,786,557
Schlumberger Ltd.^	51,683	3,604,889
Total Energy		9,273,921

FINANCIALS (15.6%)
American Tower Corp.	37,350	3,621,082
BlackRock, Inc.*	12,780	4,351,846
CBRE Group, Inc. Cl. A*	109,370	3,782,015
Citigroup, Inc.	131,989	6,830,431
CME Group, Inc.	31,910	2,891,046
Intercontinental Exchange, Inc.	16,300	4,177,038
Signature Bank*	13,140	2,015,282
The Charles Schwab Corp.	82,810	2,726,933
Total Financials		30,395,673

HEALTH CARE (15.3%)
Alexion Pharmaceuticals, Inc.*	16,910	3,225,582
Allergan plc*^	13,890	4,340,625
BioMarin Pharmaceutical, Inc.*	26,810	2,808,616
Celgene Corp.*	39,908	4,779,382
Cerner Corp.*	48,200	2,900,194
Endo International plc*^	50,210	3,073,856
McKesson Corp.	12,190	2,404,234
Regeneron Pharmaceuticals, Inc.*	5,440	2,953,213
Shire plc - ADR^	16,870	3,458,350
Total Health Care		29,944,052

	Shares	Value
INDUSTRIALS (9.2%)
Cintas Corp.	21,290	$1,938,454
Delta Air Lines, Inc.	60,050	3,043,935
FedEx Corp.	11,990	1,786,390
HD Supply Holdings, Inc.*	76,990	2,312,010
Ingersoll-Rand plc^	51,310	2,836,930
Union Pacific Corp.	38,248	2,990,994
Verisk Analytics, Inc.*	38,572	2,965,415
Total Industrials		17,874,128

INFORMATION TECHNOLOGY (23.6%)
Alphabet, Inc. Cl. A*	9,386	7,302,402
Apple, Inc.	46,000	4,841,960
Facebook, Inc. Cl. A*	43,920	4,596,667
Fortinet, Inc.*	76,040	2,370,167
MasterCard, Inc. Cl. A	36,620	3,565,323
Microsoft Corp.	133,080	7,383,278
NXP Semiconductors NV*^	39,640	3,339,670
salesforce.com, Inc.*	43,480	3,408,832
Visa, Inc. Cl. A	90,520	7,019,826
Workday, Inc. Cl. A*	28,710	2,287,613
Total Information Technology		46,115,738

MATERIALS (3.6%)
The Sherwin-Williams Co.	12,800	3,322,880
Vulcan Materials Co.	39,730	3,773,158
Total Materials		7,096,038

TOTAL COMMON STOCKS
(Cost $149,629,576)		$195,462,345

SHORT TERM INVESTMENT (1.1%)
MONEY MARKET MUTUAL FUND (1.1%)
Short -Term Investment Trust Treasury Portfolio - Institutional Class
0.13%**	2,153,259	2,153,259
TOTAL SHORT TERM INVESTMENT
(Cost $2,153,259)		$2,153,259

TOTAL INVESTMENTS (101.2%)
(Cost $151,782,835)		$197,615,604

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(2,391,128)
TOTAL NET ASSETS (100.0%)		$195,224,476

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows***:

Cost of investments	$151,782,835
Gross unrealized appreciation	50,499,791
Gross unrealized depreciation	(4,667,022)
Net unrealized appreciation	$45,832,769

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

COMMON STOCKS (99.5%)	Shares	Value
CONSUMER DISCRETIONARY (19.6%)
BJ's Restaurants, Inc.*	100,540	$4,370,474
Burlington Stores, Inc.*	173,920	7,461,168
Carter's, Inc.	51,630	4,596,619
Dollar Tree, Inc.*	87,100	6,725,862
Foot Locker, Inc.	121,840	7,930,566
Harman International Industries, Inc.	65,590	6,179,234
Leggett & Platt, Inc.	95,770	4,024,255
Lennar Corp. Cl. A	151,530	7,411,332
Lions Gate Entertainment Corp.^	159,830	5,176,894
Live Nation Entertainment, Inc.*	253,160	6,220,141
Marriott International, Inc. Cl. A	53,060	3,557,142
Mohawk Industries, Inc.*	100,170	18,971,196
Penske Automotive Group, Inc.	123,530	5,230,260
Polaris Industries, Inc.	22,320	1,918,404
Restoration Hardware Holdings, Inc.*	66,400	5,275,480
Royal Caribbean Cruises Ltd.^	75,150	7,605,932
Signet Jewelers Ltd.^	68,140	8,428,237
Tractor Supply Co.	67,120	5,738,760
Ulta Salon Cosmetics & Fragrance, Inc.*	34,240	6,334,400
Total Consumer Discretionary		123,156,356

CONSUMER STAPLES (5.2%)
Casey's General Stores, Inc.	71,040	8,556,768
Constellation Brands, Inc. Cl. A	33,040	4,706,218
Hormel Foods Corp.	75,160	5,943,653
The Estee Lauder Companies, Inc. Cl. A	39,930	3,516,236
The Kroger Co.	67,750	2,833,982
The WhiteWave Foods Co.*	177,940	6,923,645
Total Consumer Staples		32,480,502

ENERGY (2.0%)
Concho Resources, Inc.*	36,910	3,427,463
HollyFrontier Corp.	111,460	4,446,139
Noble Energy, Inc.	135,660	4,467,284
Total Energy		12,340,886

FINANCIALS (22.4%)
Arthur J Gallagher & Co.	23,500	962,090
Brixmor Property Group, Inc.	250,660	6,472,041
CBRE Group, Inc. Cl. A*	380,900	13,171,522
E*TRADE Financial Corp.*	417,750	12,382,110
Equinix, Inc.	32,500	9,828,000
Highwoods Properties, Inc.	223,550	9,746,780
Intercontinental Exchange, Inc.	38,840	9,953,139
Invesco Ltd.^	117,740	3,941,935
Jones Lang LaSalle, Inc.	45,850	7,329,581
Lazard Ltd. Cl. A^	227,640	10,246,076
Mid-America Apartment Communities, Inc.	77,570	7,044,132
Northern Trust Corp.	148,960	10,738,526
Old Republic International Corp.	257,360	4,794,617
PrivateBancorp, Inc.	74,460	3,054,349

	Shares	Value
FINANCIALS (22.4%)(continued)
SEI Investments Co.	95,680	$5,013,632
Signature Bank*	57,220	8,775,831
Synovus Financial Corp.	292,560	9,473,093
Western Alliance Bancorp*	221,870	7,956,258
Total Financials		140,883,712

HEALTH CARE (15.4%)
Acadia Healthcare Co., Inc.*	131,600	8,219,736
Akorn, Inc.*	172,640	6,441,198
BioMarin Pharmaceutical, Inc.*	37,510	3,929,548
Cerner Corp.*	69,770	4,198,061
Endo International plc*^	157,190	9,623,172
Envision Healthcare Holdings, Inc.*	293,340	7,618,040
Horizon Pharma plc*^	192,450	4,170,391
Illumina, Inc.*	19,220	3,689,183
Incyte Corp.*	48,770	5,289,106
Medivation, Inc.*	158,000	7,637,720
MEDNAX, Inc.*	143,400	10,276,044
Perrigo Co. plc^	58,690	8,492,443
Universal Health Services, Inc. Cl. B.	46,370	5,540,751
VCA, Inc.*	94,630	5,204,650
Zoetis, Inc.	136,880	6,559,290
Total Health Care		96,889,333

INDUSTRIALS (12.6%)
A.O. Smith Corp.	110,220	8,443,954
Acuity Brands, Inc.	14,100	3,296,580
Air Lease Corp.	201,130	6,733,832
HD Supply Holdings, Inc.*	234,070	7,029,122
Ingersoll-Rand plc^	40,630	2,246,433
JetBlue Airways Corp.*	410,030	9,287,180
Lennox International, Inc.	59,310	7,407,819
Owens Corning	219,440	10,320,263
Robert Half International, Inc.	132,940	6,266,792
Snap-On, Inc.	18,580	3,185,169
Southwest Airlines Co.	343,920	14,809,195
Total Industrials		79,026,339

INFORMATION TECHNOLOGY (16.9%)
Amphenol Corp. Cl. A	48,670	2,542,034
Avago Technologies Ltd.	44,670	6,483,851
Cadence Design Systems, Inc.*	232,840	4,845,401
CoStar Group, Inc.*	26,500	5,477,285
Euronet Worldwide, Inc.*	107,690	7,799,987
Fortinet, Inc.*	280,320	8,737,574
Gartner, Inc.*	45,160	4,096,012
Lam Research Corp.	112,640	8,945,869
NetSuite, Inc.*	55,760	4,718,411
NXP Semiconductors NV*^	72,500	6,108,125
ON Semiconductor Corp.*	462,890	4,536,322
Palo Alto Networks, Inc.*	54,010	9,513,321
ServiceNow, Inc.*	72,180	6,247,901
Tableau Software, Inc. Cl. A*	76,610	7,218,194
Total System Services, Inc.	111,210	5,538,258
Tyler Technologies, Inc.*	78,970	13,766,050
Total Information Technology		106,574,595

	Shares	Value
MATERIALS (4.2%)
Louisiana-Pacific Corp.*	245,190	$4,415,872
The Sherwin-Williams Co.	11,990	3,112,604
Vulcan Materials Co.	197,600	18,766,072
Total Materials		26,294,548

UTILITIES (1.2%)
American Water Works Co., Inc.	126,320	7,547,620
Total Utilities		7,547,620

TOTAL COMMON STOCKS
(Cost $530,617,294)		$625,193,891

SHORT TERM INVESTMENT (1.1%)
MONEY MARKET MUTUAL FUND (1.1%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.13%**	7,189,346	7,189,346
TOTAL SHORT TERM INVESTMENT
(Cost $7,189,346)		$7,189,346

TOTAL INVESTMENTS (100.6%)
(Cost $537,806,640)		$632,383,237

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(3,844,682)
TOTAL NET ASSETS (100.0%)		$628,538,555

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows***:

Cost of investments		$537,806,640
Gross unrealized appreciation		107,890,197
Gross unrealized depreciation		(13,313,600)
Net unrealized appreciation		$94,576,597

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

COMMON STOCKS (100.2%)	Shares	Value
CONSUMER DISCRETIONARY (19.6%)
BJ's Restaurants, Inc.*	127,920	$5,560,682
Burlington Stores, Inc.*	151,000	6,477,900
Carter's, Inc.	40,000	3,561,200
Columbia Sportswear Co.	101,280	4,938,413
Dollar Tree, Inc.*	87,590	6,763,700
Fiesta Restaurant Group, Inc.*	153,360	5,152,896
Foot Locker, Inc.	122,720	7,987,845
G-III Apparel Group Ltd.*	82,070	3,632,418
Harman International Industries, Inc.	66,124	6,229,542
Jack in the Box, Inc.	110,400	8,468,784
Lennar Corp. Cl. A	138,830	6,790,175
Lions Gate Entertainment Corp.^	111,190	3,601,444
Live Nation Entertainment, Inc.*	261,850	6,433,654
Mohawk Industries, Inc.*	97,720	18,507,191
Norwegian Cruise Line Holdings Ltd.*^	133,750	7,837,750
Penske Automotive Group, Inc.	110,830	4,692,542
Red Robin Gourmet Burgers, Inc.*	71,200	4,395,888
Restoration Hardware Holdings, Inc.*	55,750	4,429,338
Signet Jewelers Ltd.^	70,180	8,680,564
Skechers USA, Inc. Cl. A*	146,280	4,419,119
Ulta Salon Cosmetics & Fragrance, Inc.*	35,810	6,624,850
Total Consumer Discretionary		135,185,895

CONSUMER STAPLES (4.2%)
B&G Foods, Inc.	223,150	7,814,713
Casey's General Stores, Inc.	104,320	12,565,344
Snyder's-Lance, Inc.	51,710	1,773,653
The WhiteWave Foods Co.*	184,090	7,162,942
Total Consumer Staples		29,316,652

ENERGY (2.2%)
Calumet Specialty Products Partners LP	238,460	4,747,739
Concho Resources, Inc.*	36,590	3,397,747
HollyFrontier Corp.	57,260	2,284,101
Synergy Resources Corp.*	518,090	4,414,127
Total Energy		14,843,714

FINANCIALS (21.6%)
Argo Group International Holdings Ltd.^	47,610	2,848,982
Brixmor Property Group, Inc.	250,450	6,466,619
Cathay General Bancorp	169,940	5,324,220
CBRE Group, Inc. Cl. A*	410,630	14,199,586
E*TRADE Financial Corp.*	458,230	13,581,937
Equinix, Inc.	33,130	10,018,512
Evercore Partners, Inc. Cl. A	146,900	7,942,883
Heritage Financial Corp.	199,310	3,755,001
Highwoods Properties, Inc.	181,380	7,908,168
Invesco Ltd.^	73,050	2,445,714
Jones Lang LaSalle, Inc.	40,560	6,483,922
Lazard Ltd. Cl. A^	230,910	10,393,259
Mid-America Apartment Communities, Inc.	55,320	5,023,609

	Shares	Value
FINANCIALS (21.6%)(continued)
Nasdaq, Inc.	118,560	$6,896,635
Old Republic International Corp.	246,700	4,596,021
Pinnacle Financial Partners, Inc.	165,940	8,522,679
SEI Investments Co.	62,920	3,297,008
Signature Bank*	45,090	6,915,453
Synovus Financial Corp.	287,840	9,320,259
Talmer Bancorp, Inc. Cl. A	218,740	3,961,381
Western Alliance Bancorp*	254,180	9,114,895
Total Financials		149,016,743

HEALTH CARE (16.5%)
Acadia Healthcare Co., Inc.*	135,850	8,485,191
Akorn, Inc.*	171,970	6,416,201
AMN Healthcare Services, Inc.*	332,010	10,308,910
Endo International plc*^	179,140	10,966,951
Envision Healthcare Holdings, Inc.*	324,290	8,421,811
Horizon Pharma plc*^	263,210	5,703,761
Incyte Corp.*	55,380	6,005,961
Ionis Pharmaceuticals, Inc.*	100,070	6,197,335
Medivation, Inc.*	173,690	8,396,175
MEDNAX, Inc.*	165,060	11,828,200
Natus Medical, Inc.*	145,580	6,995,119
Perrigo Co. plc^	52,510	7,598,197
The Cooper Cos., Inc.	18,750	2,516,250
Universal Health Services, Inc. Cl. B.	48,760	5,826,332
VCA, Inc.*	142,580	7,841,900
Total Health Care		113,508,294

INDUSTRIALS (12.6%)
A.O. Smith Corp.	111,820	8,566,530
Acuity Brands, Inc.	12,120	2,833,656
Air Lease Corp.	87,000	2,912,760
Apogee Enterprises, Inc.	202,460	8,809,034
Astronics Corp.*	63,460	2,583,456
Comfort Systems USA, Inc.	177,480	5,043,982
Covenant Transportation Group, Inc. Cl. A*	255,380	4,824,128
Dycom Industries, Inc.*	28,270	1,977,769
JetBlue Airways Corp.*	451,560	10,227,834
Lennox International, Inc.	58,490	7,305,401
Owens Corning	215,260	10,123,678
Robert Half International, Inc.	110,240	5,196,714
Southwest Airlines Co.	300,310	12,931,349
Steelcase, Inc. Cl. A	262,250	3,907,525
Total Industrials		87,243,816

INFORMATION TECHNOLOGY (17.2%)
Avago Technologies Ltd.	44,430	6,449,015
Cadence Design Systems, Inc.*	235,170	4,893,888
CoStar Group, Inc.*	25,270	5,223,056
Cray, Inc.*	127,970	4,152,626
Euronet Worldwide, Inc.*	122,300	8,858,189
Fortinet, Inc.*	311,230	9,701,039
Gartner, Inc.*	48,580	4,406,206
Imperva, Inc.*	79,300	5,020,483
Lam Research Corp.	128,460	10,202,293
NetSuite, Inc.*	39,190	3,316,258

	Shares	Value
INFORMATION TECHNOLOGY (17.2%)(continued)
NXP Semiconductors NV*^	53,600	$4,515,800
ON Semiconductor Corp.*	497,170	4,872,266
Palo Alto Networks, Inc.*	48,030	8,460,004
Proofpoint, Inc.*	87,860	5,711,779
ServiceNow, Inc.*	81,580	7,061,565
Stamps.com, Inc.*	26,850	2,943,029
Tableau Software, Inc. Cl. A*	55,920	5,268,782
Total System Services, Inc.	69,910	3,481,518
Tyler Technologies, Inc.*	80,200	13,980,464
Total Information Technology		118,518,260

MATERIALS (4.5%)
Headwaters, Inc.*	350,020	5,904,838
Louisiana-Pacific Corp.*	336,040	6,052,080
Vulcan Materials Co.	202,330	19,215,280
Total Materials		31,172,198

TELECOMMUNICATIONS SERVICES (1.0%)
RingCentral, Inc. Cl. A*	298,570	7,040,281
Total Telecommunications Services		7,040,281

UTILITIES (0.8%)
American Water Works Co., Inc.	86,930	5,194,067
Total Utilities		5,194,067

TOTAL COMMON STOCKS
(Cost $576,639,362)		$691,039,920

SHORT TERM INVESTMENT (3.2%)
MONEY MARKET MUTUAL FUND (3.2%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.13%**	22,391,238	22,391,238
TOTAL SHORT TERM INVESTMENT
(Cost $22,391,238)		$22,391,238

TOTAL INVESTMENTS (103.4%)
(Cost $599,030,600)		$713,431,158

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)		(23,522,399)
TOTAL NET ASSETS (100.0%)		$689,908,759

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows***:

Cost of investments		$599,030,600
Gross unrealized appreciation		130,705,217
Gross unrealized depreciation		(16,304,659)
Net unrealized appreciation		$114,400,558

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (97.8%)
CORPORATE BONDS (57.0%)
AUTO COMPONENTS (1.2%)
Magna International, Inc.^
3.625%, 06/15/2024	$850,000	$831,988
Total Auto Components		831,988

BANKS (18.6%)
Bank of America Corp.
5.650%, 05/01/2018	1,495,000	1,608,465
Comerica, Inc.
2.125%, 05/23/2019	205,000	203,664
Royal Bank of Canada^
2.150%, 03/15/2019	1,655,000	1,660,614
The Bank of Nova Scotia:^
2.050%, 10/30/2018	820,000	822,522
2.350%, 10/21/2020	1,525,000	1,512,763
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	2,500,000	2,598,683
Wachovia Corp.
5.625%, 10/15/2016	2,465,000	2,545,154
Westpac Banking Corp.:^
2.000%, 08/14/2017	1,655,000	1,665,994
1.950%, 11/23/2018	245,000	244,673
Total Banks		12,862,532

BEVERAGES (1.4%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	1,000,000	999,934
Total Beverages		999,934

CAPITAL MARKETS (8.3%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	1,510,000	1,541,307
BlackRock, Inc.
5.000%, 12/10/2019	405,000	448,049
Morgan Stanley
4.750%, 03/22/2017	1,550,000	1,605,994
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	1,502,000	1,618,401
7.500%, 02/15/2019	425,000	486,653
Total Capital Markets		5,700,404

COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.
4.450%, 01/15/2020	865,000	941,693
Total Communications Equipment		941,693

	Principal Amount	Value
CONSUMER FINANCE (5.6%)
American Express Co.
7.000%, 03/19/2018	$1,420,000	$1,575,584
American Honda Finance Corp.
2.125%, 10/10/2018	660,000	664,970
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,595,000	1,648,366
Total Consumer Finance		3,888,920

DIVERSIFIED FINANCIAL SERVICES (2.7%)
General Electric Capital Corp.
5.625%, 09/15/2017	1,780,000	1,898,430
Total Diversified Financial Services		1,898,430

FOOD & STAPLES RETAILING (0.5%)
Sysco Corp.
3.750%, 10/01/2025	325,000	329,850
Total Food & Staples Retailing		329,850

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	750,000	813,666
Total Food Products		813,666

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Medtronic, Inc.
2.750%, 04/01/2023	130,000	126,834
Total Health Care Equipment & Supplies		126,834

HEALTH CARE PROVIDERS & SERVICES (0.8%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	535,000	582,047
Total Health Care Providers & Services		582,047

INSURANCE (1.9%)
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,150,000	1,295,327
Total Insurance		1,295,327

MEDIA (2.1%)
Comcast Corp.
3.375%, 02/15/2025	1,440,000	1,454,940
Total Media		1,454,940

OIL, GAS & CONSUMABLE FUELS (3.8%)
Shell International Finance BV^
4.375%, 03/25/2020	595,000	639,667
Statoil ASA^
3.125%, 08/17/2017	1,285,000	1,318,543
Total Capital SA^
4.450%, 06/24/2020	605,000	651,827
Total Oil, Gas & Consumable Fuels
		2,610,037
PHARMACEUTICALS (1.8%)
AstraZeneca plc^
1.950%, 09/18/2019	240,000	238,899

	Principal Amount	Value
PHARMACEUTICALS (1.8%)(continued)
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	$570,000	$568,894
Sanofi^
1.250%, 04/10/2018	445,000	443,301
Total Pharmaceuticals		1,251,094

REAL ESTATE (1.4%)
Simon Property Group LP
3.375%, 10/01/2024	975,000	985,309
Total Real Estate		985,309

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Texas Instruments, Inc.
2.750%, 03/12/2021	265,000	266,920
Xilinx, Inc.
3.000%, 03/15/2021	1,065,000	1,068,486
Total Semiconductors & Semiconductor Equipment		1,335,406

UTILITIES (2.2%)
Southern California Edison Co.
3.875%, 06/01/2021	1,425,000	1,508,689
Total Utilities		1,508,689

TOTAL CORPORATE BONDS
(Cost $38,357,865)		$39,417,100

U.S. TREASURY NOTES (40.8%)
0.500%, 01/31/2017	2,020,000	2,012,860
0.875%, 11/30/2017	3,395,000	3,385,453
1.250%, 11/15/2018	7,100,000	7,089,598
1.625%, 11/30/2020	7,160,000	7,118,186
2.000%, 11/30/2022	6,740,000	6,703,927
2.250%, 11/15/2025	1,905,000	1,900,944
TOTAL U.S. TREASURY NOTES
(Cost $28,339,595)		$28,210,968

TOTAL DEBT SECURITIES
(Cost $66,697,460)		$67,628,068
	Shares
SHORT TERM INVESTMENT (1.6%)
MONEY MARKET MUTUAL FUND (1.6%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.13%*	1,098,813	1,098,813
TOTAL SHORT TERM INVESTMENT
(Cost $1,098,813)		$1,098,813

TOTAL INVESTMENTS (99.4%)
(Cost $67,796,273)		$68,726,881

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		393,534
TOTAL NET ASSETS (100.0%)		$69,120,415

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows**:

Cost of investments	$67,796,273
Gross unrealized appreciation	1,142,074
Gross unrealized depreciation	(211,466)
Net unrealized appreciation	$930,608

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
December 31, 2015 (Unaudited)

DEBT SECURITIES (94.0%)	Principal Amount	Value
ASSET-BACKED SECURITIES (0.9%)
SERVICES (0.9%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$467,843	$474,276
Total Services
TOTAL ASSET-BACKED SECURITIES
(Cost $467,843)		$474,276

CORPORATE BONDS (93.1%)
AUTOMOTIVE (6.2%)
Dana Holding Corp.
5.500%, 12/15/2024	250,000	243,750
Jack Cooper Holdings Corp.
9.250%, 06/01/2020*
(Acquired 07/01/2015, Cost $235,249)	250,000	208,750
MPG Holdco I Inc.
7.375%, 10/15/2022	500,000	507,500
OPE KAG Finance Sub, Inc.
7.875%, 07/31/2023*
(Acquired 07/23/2015, Cost $1,000,000)	1,000,000	996,250
Techniplas LLC
10.000%, 05/01/2020*
(Acquired 04/24/2015, Cost $1,000,000)	1,000,000	720,000
Tenneco, Inc.
6.875%, 12/15/2020	240,000	249,600
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	100,000	107,375
Total Automotive		3,033,225

BANKING (2.3%)
Deutsche Bank AG^
7.500%, 12/29/2049	600,000	585,750
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	500,000	539,364
Total Banking		1,125,114

BASIC INDUSTRY (13.8%)
Blue Cube Spinco, Inc.
9.750%, 10/15/2023*
(Acquired 09/25/2015, Cost $250,000)	250,000	270,937
Cascades, Inc.^
5.750%, 07/15/2023*
(Acquired 05/12/2015, Cost $248,750)	250,000	240,625
Consolidated Energy Financial SA^
6.750%, 10/15/2019*
(Acquired 10/02/2014 and 02/10/2015, Cost $731,969)	750,000	720,713
Evolution Escrow Issuer LLC
7.500%, 03/15/2022*
(Acquired 03/11/2015, Cost $250,851)	250,000	145,625
FMG Resources^
9.750%, 03/01/2022*
(Acquired 04/22/2015, Cost $244,391)	250,000	230,000

	Principal Amount	Value
BASIC INDUSTRY (13.8%) (Continued)
Griffon Corp.
5.250%, 03/01/2022	$1,250,000	$1,196,875
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	900,000	704,250
Kissner Milling Co. Ltd.^
7.250%, 06/01/2019*
(Acquired 05/15/2014, Cost $1,000,000)	1,000,000	942,500
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020	1,240,000	1,302,000
TRI Pointe Holdings, Inc.
5.875%, 06/15/2024	1,000,000	977,500
Total Basic Industry		6,731,025

CAPITAL GOODS (5.9%)
Berry Plastics Escrow
6.000%, 10/15/2022*
(Acquired 09/16/2015, Cost $100,000)	100,000	102,250
Bombardier, Inc.:^
6.125%, 01/15/2023*
(Acquired 02/19/2015, Cost $479,438)	500,000	347,500
7.500%, 03/15/2025*
(Acquired 02/27/2015, Cost $250,000)	250,000	176,250
General Cable Corp.
5.750%, 10/01/2022	600,000	465,000
PaperWorks Industries, Inc.
9.500%, 08/15/2019*
(Acquired 06/03/2015, Cost $990,100)	1,000,000	920,000
SPX FLOW, Inc.
6.875%, 09/01/2017	250,000	266,875
Waterjet Holdings, Inc.
7.625%, 02/01/2020*
(Acquired 01/24/2014, Cost $608,986)	600,000	598,500
Total Capital Goods		2,876,375

CONSUMER CYCLICAL (2.3%)
First Cash Financial Services, Inc.
6.750%, 04/01/2021	500,000	492,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.875%, 10/01/2022*
(Acquired 04/02/2015, Cost $147,563)	150,000	135,000
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	262,500
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	209,000
Total Consumer Cyclical		1,099,000

CONSUMER NON-CYCLICAL (2.9%)
Dean Foods Co.
6.500%, 03/15/2023*
(Acquired 02/20/2015, Cost $503,750)	500,000	521,250
Family Tree Escrow LLC
5.750%, 03/01/2023*
(Acquired 02/06/2015, Cost $250,000)	250,000	260,000
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13/2013, Cost $94,525)	95,000	94,763

	Principal Amount	Value
CONSUMER NON-CYCLICAL (2.9%)(Continued)
Vector Group Ltd.
7.750%, 02/15/2021	$500,000	$529,375
Total Consumer Non-Cyclical		1,405,388

ENERGY (18.8%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	202,964
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	972,500
Antero Resources Corp.
5.625%, 06/01/2023*
(Acquired 03/03/2015, Cost $500,000)	500,000	392,500
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	1,100,000	962,500
Chesapeake Energy Corp.
8.000%, 12/15/2022*
(Acquired 01/23/2012 and 05/02/2012, Cost $499,521)	305,000	150,975
Ferrellgas LP / Ferrellgas Finance Corp.
6.750%, 06/15/2023*
(Acquired 06/02/2015, Cost $200,000)	200,000	164,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 10/01/2025*
(Acquired 05/20/2015, Cost $500,000)	500,000	437,500
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	347,500
Parker Drilling Co.
7.500%, 08/01/2020	300,000	229,500
PBF Holding Co. LLC / PBF Finance Corp.
7.000%, 11/15/2023*
(Acquired 11/17/2015, Cost $250,000)	250,000	244,063
Plains Exploration & Production Co.
6.750%, 02/01/2022	163,000	100,652
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	450,835
Sabine Pass LNG LP
6.250%, 03/15/2022	2,000,000	1,860,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	730,000
SM Energy Co.
6.500%, 11/15/2021	300,000	225,000
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,006,250
Transocean, Inc.:^
3.000%, 10/15/2017	250,000	222,344
6.000%, 03/15/2018	500,000	447,500
Total Energy		9,146,583

FINANCIAL SERVICES (15.1%)
Aircastle Ltd.:^
5.125%, 03/15/2021	700,000	721,000
5.500%, 02/15/2022	250,000	256,875
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $254,505)	250,000	253,437

	Principal Amount	Value
FINANCIAL SERVICES (15.1%)(Continued)
Credit Acceptance Corp.
7.375%, 03/15/2023*
(Acquired 03/25/2015, Cost $498,125)	$500,000	$498,750
International Lease Finance Corp.
6.250%, 05/15/2019	750,000	805,313
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,008,271)	1,000,000	892,500
7.500%, 04/15/2021*
(Acquired 10/08/2014, Cost $1,000,000)	1,000,000	883,750
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	1,001,104
Navient Corp.
5.500%, 01/25/2023	800,000	643,000
NewStar Financial, Inc.
7.250%, 05/01/2020	1,000,000	973,750
Ocwen Financial Corp.
6.625%, 05/15/2019	500,000	442,500
Total Financials		7,371,979

HEALTH CARE (1.8%)
HealthSouth Corp.:
7.750%, 09/15/2022	607,000	634,315
5.750%, 09/15/2025*
(Acquired 09/11/2015, Cost $250,000)	250,000	233,750
Total Health Care		868,065

MEDIA (3.0%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	422,000
Cenveo Corp.
6.000%, 08/01/2019*
(Acquired 06/19/2014, 11/06/2014 and 02/17/2015, Cost $728,846)	750,000	532,500
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022*
(Acquired 03/28/2014 and 06/23/2014, Cost $500,802)	500,000	495,625
Total Media		1,450,125

SERVICES (4.9%)
Ashtead Capital, Inc.
5.625%, 10/01/2024*
(Acquired 09/10/2014, Cost $200,000)	200,000	203,500
ATS Automation Tooling Systems, Inc.^
6.500%, 06/15/2023*
(Acquired 06/12/2015, Cost $250,000)	250,000	253,750
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	342,562
DigitalGlobe, Inc.
5.250%, 02/01/2021	590,000	498,550
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,066,250
Total Services		2,364,612

	Principal Amount	Value
TECHNOLOGY & ELECTRONICS (4.5%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	$500,000	$345,000
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	697,375
CommScope Holding Co., Inc.
6.000%, 06/15/2025*
(Acquired 05/28/2015, Cost $500,000)	500,000	482,500
Nokia Corp.^
5.375%, 05/15/2019	400,000	425,560
Zebra Technologies Corp.
7.250%, 10/15/2022	250,000	261,875
Total Technology & Electronics		2,212,310

TELECOMMUNICATION SERVICES (10.6%)
Cable One, Inc.
5.750%, 06/15/2022*
(Acquired 06/03/2015, Cost $250,000)	250,000	249,375
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	99,250
Frontier Communications Corp.:
9.250%, 07/01/2021	250,000	246,562
6.875%, 01/15/2025	150,000	124,125
11.000%, 09/15/2025*
(Acquired 09/11/2015 and 12/14/2015, Cost $1,461,110)	1,500,000	1,488,750
GCI, Inc.
6.750%, 06/01/2021	96,000	97,920
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	220,000
Level 3 Communications, Inc.
5.750%, 12/01/2022	500,000	512,500
Sprint Capital Corp.
6.875%, 11/15/2028	575,000	402,500
T-Mobile USA, Inc.:
6.250%, 04/01/2021	250,000	258,125
6.500%, 01/15/2024	500,000	511,250
Windstream Corp.:
7.875%, 11/01/2017	250,000	257,002
7.500%, 06/01/2022	250,000	192,813
Zayo Group LLC
10.125%, 07/01/2020	488,000	528,260
Total Telecommunication Services		5,188,432

UTILITIES (1.0%)
NRG Energy, Inc.:
6.250%, 07/15/2022	100,000	85,700
6.625%, 03/15/2023	250,000	218,125
The AES Corp.
7.375%, 07/01/2021	200,000	205,000
Total Utilities		508,825

TOTAL CORPORATE BONDS
(Cost $49,041,145)		$45,381,058

TOTAL DEBT SECURITIES
(Cost $49,508,988)		$45,855,334
	Shares
COMMON STOCKS (0.4%)
ENERGY (0.4%)
Calumet Specialty Products Partners LP	9,500	189,145
Total Energy		189,145

TOTAL COMMON STOCKS
(Cost $224,730)		$189,145

SHORT TERM INVESTMENT (4.0%)
MONEY MARKET MUTUAL FUND (4.0%)
Short-Term Investment Trust Treausry Portfolio - Instituational Class
0.13%**	1,938,931	1,938,931
TOTAL SHORT TERM INVESTMENT
(Cost $1,938,931)		$1,938,931

TOTAL INVESTMENTS (98.4%)		$47,983,410
(Cost $51,672,649)

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		772,090
TOTAL NET ASSETS (100.0%)		$48,755,500

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers.
At December 31, 2015, the value of these securities totaled $16,480,638 or 33.8% of the Fund's net assets.

** Rate quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.
Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows***:

Cost of investments		$51,672,649
Gross unrealized appreciation		515,443
Gross unrealized depreciation		(4,204,682)
Net unrealized depreciation		$(3,689,239)

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
December 31, 2015 (Unaudited)

COMMON STOCKS (90.6%)	Shares	Value
AUSTRALIA (1.8%)
Burson Group Ltd.	193,440	$592,029
Domino's Pizza Enterprises Ltd.	38,620	1,625,220
Total Australia		2,217,249

AUSTRIA (0.6%)
Wienerberger AG	42,990	798,439
Total Austria		798,439

BELGIUM (0.6%)
Melexis NV	14,550	793,461
Total Belgium		793,461

BRAZIL (0.4%)
Raia Drogasil SA	56,800	509,387
Total Brazil		509,387

CANADA (3.1%)
Canadian Apartment Properties	45,800	888,395
Dollarama, Inc.	30,140	1,741,267
Raging River Exploration, Inc.*	124,700	754,310
Whitecap Resources, Inc.	80,100	525,047
Total Canada		3,909,019

CHINA (2.9%)
ANTA Sports Products Ltd.	367,000	1,008,652
China Biologic Products, Inc.*	6,350	904,621
CT Environmental Group Ltd.	2,428,000	795,752
Xinyi Solar Holdings Ltd.	2,160,000	883,504
Total China		3,592,529

DENMARK (5.5%)
Chr. Hansen Holdings A/S	21,030	1,322,031
DSV A/S	25,530	1,010,091
Pandora A/S	10,700	1,358,691
Royal Unibrew A/S	53,040	2,163,400
SimCorp A/S	18,690	1,055,994
Total Denmark		6,910,207

FINLAND (1.4%)
Amer Sports OYJ	26,690	782,279
Huhtamaki OYJ	28,020	1,020,105
Total Finland		1,802,384

FRANCE (5.2%)
Eurofins Scientific SA	3,285	1,149,002
Ingenico Group SA	16,020	2,028,245
Orpea	25,520	2,046,215
Teleperformance	15,500	1,305,465
Total France		6,528,927

	Shares	Value
GERMANY (9.5%)
ADO Properties SA*	35,190	$1,013,438
Nemetschek AG	18,080	904,324
Rheinmetall AG	12,290	821,141
Sixt SE	24,490	1,255,945
Stroeer Media SE	44,310	2,788,125
United Internet AG	42,920	2,374,623
Wirecard AG	26,713	1,349,919
Zalando SE*	34,320	1,357,627
Total Germany		11,865,142

HONG KONG (2.5%)
Techtronic Industries Co. Ltd.	766,500	3,125,322
Total Hong Kong		3,125,322

INDIA (3.7%)
Aurobindo Pharma Ltd.	97,650	1,292,947
Indiabulls Housing Finance Ltd.	85,740	954,780
IndusInd Bank Ltd.	64,350	942,495
Page Industries Ltd.	3,440	695,196
Torrent Pharmaceuticals Ltd.	32,600	715,334
Total India		4,600,752

INDONESIA (0.4%)
Kalbe Farma Tbk PT	5,712,200	546,979
Total Indonesia		546,979

IRELAND (2.0%)
Greencore Group plc	246,890	1,289,536
Kingspan Group plc	47,070	1,243,544
Total Ireland		2,533,080

ITALY (3.2%)
Brembo SpA	23,690	1,150,297
FinecoBank SpA	181,140	1,501,019
Prysmian SpA	60,130	1,323,923
Total Italy		3,975,239

JAPAN (22.3%)
Alps Electric Co. Ltd.	27,100	747,423
Asahi Intecc Co. Ltd.	29,300	1,362,677
ASICS Corp.	22,300	468,282
Calbee, Inc.	39,800	1,702,001
COOKPAD, Inc.	66,200	1,427,600
Daifuku Co. Ltd.	49,300	851,096
Ezaki Glico Co. Ltd.	30,700	1,672,990
GMO Payment Gateway, Inc.	25,100	1,209,110
Hoshizaki Electric Co. Ltd.	16,400	1,031,524
Kaneka Corp.	107,000	1,126,128
Kose Corp.	9,400	881,384
M3, Inc.	59,700	1,252,660
MISUMI Group, Inc.	59,700	837,424
MonotaRO Co. Ltd.	41,300	1,159,678
Next Co. Ltd.	94,600	1,175,072
Nihon M&A Center, Inc.	18,400	897,076
Pigeon Corp.	60,800	1,499,830

	Shares	Value
JAPAN (22.3%) (Continued)
Ryohin Keikaku Co. Ltd.	6,800	$1,394,001
Seria Co. Ltd.	17,600	859,537
Suruga Bank Ltd.	77,600	1,622,437
Temp Holdings Co. Ltd.	63,400	994,293
Tsuruha Holdings, Inc.	10,800	944,365
Yaskawa Electric Corp.	109,200	1,510,875
Zenkoku Hosho Co. Ltd.	36,000	1,205,541
Total Japan		27,833,004

LUXEMBOURG (0.6%)
Aperam SA*	20,150	720,229
Total Luxembourg		720,229

MEXICO (1.3%)
Alsea S.A.B. de C.V.	265,500	924,155
Gruma S.A.B de C.V. Cl. B	52,100	733,018
Total Mexico		1,657,173

NETHERLANDS (5.3%)
Core Laboratories NV	5,790	629,605
Euronext NV	49,420	2,539,558
Koninklijke Wessanen NV	172,720	1,755,036
USG People NV	87,770	1,638,706
Total Netherlands		6,562,905

PHILIPPINES (1.2%)
Universal Robina Corp.	366,740	1,449,658
Total Philippines		1,449,658

SINGAPORE (0.6%)
Raffles Medical Group Ltd.	259,700	761,938
Total Singapore		761,938

SPAIN (1.1%)
NH Hotel Group SA*	239,170	1,309,994
Total Spain		1,309,994

SWEDEN (2.0%)
Avanza Bank Holding AB	26,230	1,141,928
Hexpol AB	126,090	1,360,761
Total Sweden		2,502,689

SWITZERLAND (2.1%)
U-Blox AG	7,060	1,511,951
Vontobel Holding AG	23,470	1,113,044
Total Switzerland		2,624,995

TAIWAN (2.9%)
Eclat Textile Co. Ltd.	71,390	985,647
Hota Industrial Manufacturing Co. Ltd.	230,000	847,262
Makalot Industrial Co. Ltd.	127,134	901,823
Poya International Co. Ltd.	96,390	892,092
Total Taiwan		3,626,824

	Shares	Value
THAILAND (1.2%)
Bumrungrad Hospital PCL - NVDR	144,800	$849,043
Krungthai Card PCL	260,100	706,538
Total Thailand		1,555,581

UNITED KINGDOM (7.2%)
Ashtead Group plc	92,240	1,521,627
Cineworld Group plc	180,760	1,498,939
Crest Nicholson Holdings plc	111,920	919,013
Howden Joinery Group plc	132,210	1,026,175
OneSavings Bank plc	171,530	894,405
Pets at Home Group plc	199,910	812,808
Rightmove plc	21,600	1,313,520
Ted Baker plc	22,950	1,010,933
Total United Kingdom		8,997,420

TOTAL COMMON STOCKS
(Cost $99,996,764)		$113,310,526

SHORT TERM INVESTMENTS (8.7%)
MONEY MARKET MUTUAL FUNDS (8.7%)
First American Government Obligations Fund Cl. Z
0.10%**	4,855,533	4,855,533
Short-Term Investment Treasury Portfolio - Institutional Class
0.13%**	6,042,000	6,042,000
TOTAL SHORT TERM INVESTMENTS
(Cost $10,897,533)		$10,897,533

TOTAL INVESTMENTS (99.3%)
(Cost $110,894,297)		$124,208,059

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		858,460
TOTAL NET ASSETS (100.0%)		$125,066,519

Sector Diversification	Percentage
Consumer Discretionary	25.0%
Information Technology	13.7%
Industrials	13.3%
Consumer Staples	11.7%
Financials	11.6%
Health Care	8.7%
Materials	4.5%
Energy	1.5%
Utilities	0.6%
TOTAL PORTFOLIO	90.6%
SHORT-TERM INVESTMENTS AND OTHER ASSETS IN EXCESS OF LIABILITIES	9.4%
TOTAL NET ASSETS	100.0%

NVDR - Non-Voting Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows***:

Cost of investments	$110,894,297
Gross unrealized appreciation	17,440,382
Gross unrealized depreciation	(4,126,620)
Net unrealized appreciation	$13,313,762

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Fund
Schedule of Investments
December 31, 2015 (Unaudited)

COMMON STOCKS (100.1%)	Shares	Value
CONSUMER DISCRETIONARY (24.1%)
Amazon.com, Inc.*	90	$60,830
CBS Corp. Cl. B	640	30,163
Mohawk Industries, Inc.*	170	32,196
Royal Caribbean Cruises Ltd.^	210	21,254
Starbucks Corp.	570	34,217
The Priceline Group, Inc.*	21	26,774
The Walt Disney Co.	338	35,517
Ulta Salon Cosmetics & Fragrance, Inc.*	150	27,750
V.F. Corp.	680	42,330
Total Consumer Discretionary		311,031

CONSUMER STAPLES (11.1%)
Constellation Brands, Inc. Cl. A	220	31,337
Costco Wholesale Corp.	235	37,953
CVS Health Corp.	450	43,996
The Estee Lauder Companies, Inc. Cl. A	340	29,940
Total Consumer Staples		143,226

ENERGY (1.5%)
Concho Resources, Inc.*	210	19,501
Total Energy		19,501

FINANCIALS (6.2%)
CBRE Group, Inc. Cl. A*	1,150	39,767
Intercontinental Exchange, Inc.	160	41,002
Total Financials		80,769

HEALTH CARE (18.1%)
Alexion Pharmaceuticals, Inc.*	185	35,289
Allergan plc*^	112	35,000
BioMarin Pharmaceutical, Inc.*	270	28,285
Celgene Corp.*	310	37,125
Endo International plc*^	480	29,386
Regeneron Pharmaceuticals, Inc.*	57	30,944
Shire plc - ADR^	185	37,925
Total Health Care		233,954

INDUSTRIALS (5.7%)
Delta Air Lines, Inc.	430	21,797
Ingersoll-Rand plc^	490	27,092
Raytheon Co.	200	24,906
Total Industrials		73,795

INFORMATION TECHNOLOGY (28.2%)
Alphabet, Inc. Cl. A*	92	71,577
Apple, Inc.	497	52,314
Facebook, Inc. Cl. A*	495	51,806
LinkedIn Corp. Cl. A*	130	29,260
NXP Semiconductors NV*^	410	34,543
Palo Alto Networks, Inc.*	195	34,347

Shares	Value
INFORMATION TECHNOLOGY (28.2%) (Continued)
Visa, Inc. Cl. A	764	$59,248
Workday, Inc. Cl. A*	395	31,474
Total Information Technology		364,569

MATERIALS (5.2%)
The Sherwin-Williams Co.	104	26,998
Vulcan Materials Co.	420	39,888
Total Materials		66,886

TOTAL COMMON STOCKS
(Cost $1,147,514)		$1,293,731

SHORT TERM INVESTMENT (3.6%)
MONEY MARKET MUTUAL FUND (3.6%)
Short-Term Investment Trust Treasury Portfolio - Institutional Class
0.13%**	46,553	46,553
TOTAL SHORT TERM INVESTMENT
(Cost $46,553)		$46,553

TOTAL INVESTMENTS (103.7%)
(Cost $1,194,067)		$1,340,284

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.7%)		(47,747)
TOTAL NET ASSETS (100.0%)		$1,292,537

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2015, was as follows***:

Cost of investments		$1,194,067
Gross unrealized appreciation		165,107
Gross unrealized depreciation		(18,890)
Net unrealized appreciation		$146,217

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2015

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. The Funds also utilize the fair value pricing source for fixed income holdings in the Intermediate Fixed Income and High Yield Funds on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices, that also draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy. These valuations may be categorized as Level 2 or 3 depending on the inputs to the valuation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of December 31, 2015:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$195,462,345	$-	$-	$195,462,345
Total Equity	195,462,345	-	-	195,462,345

Short-Term Investments	2,153,259	-	-	2,153,259
Total Investments in Securities	$197,615,604	$-	$-	$197,615,604

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$625,193,891	$-	$-	$625,193,891
Total Equity	625,193,891	-	-	625,193,891

Short-Term Investments	7,189,346	-	-	7,189,346
Total Investments in Securities	$632,383,237	$-	$-	$632,383,237

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$691,039,920	$-	$-	$691,039,920
Total Equity	691,039,920	-	-	691,039,920

Short-Term Investments	22,391,238	-	-	22,391,238
Total Investments in Securities	$713,431,158	$-	$-	$713,431,158

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Federal Agency Obligations	$-	$28,210,968	$-	$28,210,968
Corporate Bonds	-	39,417,100	-	39,417,100
Total Fixed Income	-	67,628,068	-	67,628,068

Short-Term Investments	1,098,813	-	-	1,098,813
Total Investments in Securities	$1,098,813	$67,628,068	$-	$68,726,881

Rainier High Yield Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$189,145	$-	$-	$189,145
Total Equity	189,145	-	-	189,145

Fixed Income
Asset Backed Securities	-	474,276	-	474,276
Corporate Bonds	-	45,381,058	-	45,381,058
Total Fixed Income	-	45,855,334	-	45,855,334

Short-Term Investments	1,938,931	-	-	1,938,931
Total Investments in Securities	$2,128,076	$45,855,334	$-	$47,983,410

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$113,310,526	$-	$-	$113,310,526
Total Equity	113,310,526	-	-	113,310,526

Short-Term Investments	10,897,533	-	-	10,897,533
Total Investments in Securities	$124,208,059	$-	$-	$124,208,059

Rainier Large Cap Growth Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,293,731	$-	$-	$1,293,731
Total Equity	1,293,731	-	-	1,293,731

Short-Term Investments	46,553	-	-	46,553
Total Investments in Securities	$1,340,284	$-	$-	$1,340,284

The Funds recognize transfers between Levels at the end of each reporting period. There were no transfers between Levels when comparing the March 31, 2015 and December 31, 2015 reporting periods.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
       Melodie B. Zakaluk
       CEO, President, and CFO

Date  February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
       Melodie B. Zakaluk
       CEO, President, and CFO

Date  February 25, 2016

* Print the name and title of each signing officer under his or her signature.